LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.94%
Equity Funds–67.83%
iShares Core S&P 500 ETF	294,282	$165,357,056
iShares Core S&P Mid-Cap ETF	670,016	39,095,433
iShares Edge MSCI Min Vol USA ETF	1,549,978	145,170,939
iShares Russell 2000 ETF	251,371	50,146,001
		399,769,429
Fixed Income Funds–29.08%
iShares Broad USD Investment Grade Corporate Bond ETF	565,212	28,871,029
iShares Core U.S. Aggregate Bond ETF	856,987	84,773,155
iShares Core U.S. Treasury Bond ETF	1,256,875	28,889,272
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	307,710	$28,857,044
		171,390,500
Money Market Fund–3.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	17,861,231	17,861,231
		17,861,231
Total Investment Companies (Cost $399,421,025)		589,021,160

TOTAL INVESTMENTS–99.94% (Cost $399,421,025)	589,021,160
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	369,532
NET ASSETS APPLICABLE TO 42,690,159 SHARES OUTSTANDING–100.00%	$589,390,692

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
22	E-mini Russell 2000 Index	$2,229,810	$2,267,107	6/20/25	$—	$(37,297)
44	E-mini S&P 500 Index	12,437,150	12,521,638	6/20/25	—	(84,488)
11	E-mini S&P MidCap 400 Index	3,232,460	3,245,138	6/20/25	—	(12,678)
Total Futures Contracts					$—	$(134,463)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1